                                                              ANNUAL REPORT
                                                              SEPTEMBER 30, 1999

                               [Graphic Omitted]


VERTEX ALL CAP FUND(SM)

VERTEX U.S. ALL CAP FUND(SM)

VERTEX CONTRARIAN FUND(SM)

VERTEX ALL CAP FUND(SM)
VERTEX U.S. ALL CAP FUND(SM)
VERTEX CONTRARIAN FUND(SM)

TRUSTEES                                                              CUSTODIAN
Jeffrey L. Shames* - Chairman, Chief Executive Officer, and           State Street Bank and Trust Company
Director, Vertex Investment Management, Inc.
                                                                      AUDITORS
Nelson J. Darling, Jr. - Professional Trustee                         Ernst & Young LLP

William R. Gutow - Vice Chairman, Capitol Entertainment               INVESTOR SERVICE
Management Company; Real Estate Consultant                            MFS Service Center, Inc.
                                                                      P.O. Box 2281
INVESTMENT ADVISER                                                    Boston, MA 02107-9906
Vertex Investment Management, Inc.
a wholly owned subsidiary of                                          For additional information, contact your financial consultant.
Massachusetts Financial Services Company
500 Boylston Street                                                   WORLD WIDE WEB
Boston, MA 02116-3741                                                 www.mfs.com

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

CHAIRMAN AND PRESIDENT
Jeffrey L. Shames*

PORTFOLIO MANAGERS
John W. Ballen*
Paul M. McMahon*
Brian E. Stack*

TREASURER
W. Thomas London*

ASSISTANT TREASURERS
Mark E. Bradley*
Ellen Moynihan*
James O. Yost*

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*

*Affiliated with the Investment Adviser

LETTER FROM THE CHAIRMAN

Dear Shareholders,
The current investment and economic environment bears little resemblance to last year's. One year ago, global economies were floundering, and the crisis in Asia threatened an already weak U.S. economy. Corporate earnings were flat, and economists used the word "deflation" for the first time in recent memory. Entering 1999, expectations for corporate earnings growth were lowered dramatically. In an attempt to foster U.S. growth, the Federal Reserve Board (the Fed) lowered interest rates.

As a result, this year the U.S. economy is booming and unemployment is low. Many corporations are focused on improving their profitability, and investors have been rewarded with positive surprises across a variety of industries. Our analysts predict that corporate earnings growth for 1999 will average
12% - 15%.

Global economies also are showing signs of strength, and the Asian crisis has passed. In fact, Japan's economic woes seem to have reached bottom. Although the process is in its infancy, some Japanese corporations not only are talking about restructuring and cost cutting, they also are beginning to take action, looking within to become more competitive and improve returns on equity. While still lagging the United States, Europe is beginning to restructure and consolidate. These signs of international growth have contributed to concerns that the U.S. economy now may be too strong. In June, and again in August, the Fed raised rates by one-quarter of a percentage point to help ward off the specter of inflation.

After an unprecedented four years of 20% annual returns in the U.S. equity market, we fear that many investors have become accustomed to high returns and have lost sight of the risks they take on to achieve them. In the current market many investors are taking on additional risk - whether through day trading or investing in speculative Internet stocks.

Risks are as much a part of the market today as they were one year ago. We believe the market remains overvalued, with stocks priced 30% above our analysts' earnings projections. And market narrowness has not abated; the top 25 stocks in the Standard & Poor's 500 Composite Index, a popular, unmanaged index of common stock total return performance, are still the most overvalued. Such extreme overvaluation makes the stock market sensitive to interest-rate news and any negative earnings surprises. The Year 2000 (Y2K) computer problem is another factor causing investor concern. While we believe corporate America is well prepared to address any Y2K situations that may arise at year-end, no one can predict investor behavior. In our opinion, it is investor behavior that has the greatest potential to create market volatility.

We believe the best way to address Y2K and other market risks is through our continuing commitment to MFS Original Research(R) and our fundamental investment tenet of long-term investing. Whether markets are up or down, MFS analysts focus on analyzing industries and visiting companies to determine the long-term winners and the prices that will make them attractive opportunities. Because all companies will not benefit equally from the improving international environment, bottom-up research remains critical to identifying those that we believe are successfully restructuring, consolidating, and gaining market share.

Changes in market and economic conditions can't be predicted but should always be expected. The changes we have seen over the past year only reinforce our commitment to long-term planning and investing. We believe volatility helps to create opportunity for long-term investors to buy solid companies at attractive prices. For this reason, we are continuing to expand our domestic and international capabilities to ensure that MFS has primary, in-house research on companies worldwide.

We believe that we have built the right investment team, backed by MFS Original Research, to take advantage of those opportunities for our shareholders.

We appreciate your confidence and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman and Chief Executive Officer
    Vertex Investment Management, Inc.

    October 15, 1999

MANAGEMENT REVIEW AND OUTLOOK

Vertex All Cap Fund

Dear Shareholders,
For the 12 months ended September 30, 1999, the Fund provided a total return of 125.33%. This return includes the reinvestment of any distributions and compares to a 27.81% return over the same period for the Standard & Poor's 500 Composite Index (the S&P 500), a popular, unmanaged index of common stock total return performance.

The Fund seeks capital appreciation by investing at least 65% of its assets in equity securities. The Fund can pursue either growth- or value-style investments in domestic and foreign securities and in companies of all market capitalizations and is nondiversified. The Fund may engage in short sales or investments in a variety of derivatives including options, futures contracts, and options on futures and may borrow from banks up to 50% of its net assets to invest in portfolio securities or for liquidity purposes. Additionally, the Fund may engage in reverse repurchase agreements through which it can lend securities as a means of receiving other assets to invest in portfolio securities or to pursue liquidity. The Fund's nondiversified nature, its ability to borrow money for investment purposes, and its potential to engage in short sales all entail significant risks.

The Fund's large weighting in the high-growth telecommunications sector contributed to its positive performance. The share price of Network Solutions, Inc. clearly benefited from the rapid growth of the Internet and showed a significant price increase. The company supplies Internet domain-name registration worldwide and provides network consulting services.

    Respectfully,

/s/ John W. Ballen

    John W. Ballen
    Portfolio Manager

Vertex U.S. All Cap Fund

Dear Shareholders,
For the 12 months ended September 30, 1999, the Fund provided a total return of 59.51%, including the reinvestment of any distributions. For the same period, the S&P 500 returned 27.81%.

The Fund seeks capital appreciation through the investment of at least 65% of its assets in equity securities issued by U.S. companies. The Fund is flexibly managed and can invest in companies regardless of their market capitalization.

The Fund may engage in short sales or investments in a variety of derivatives including options, futures contracts, and options on futures. The Fund also may borrow from banks up to 50% of the value of its net assets to leverage its investments in portfolio securities or to maintain liquidity. In addition, the Fund may engage in reverse repurchase agreements and lending of portfolio securities. The Fund's nondiversifed nature, its ability to borrow money for investment purposes, and its potential to engage in short sales all entail significant risks.

Over the course of the past 12 months, the Fund's performance was helped by three main factors: leveraging of long positions, the success of its short positions, and the use of arbitrage. Of these three, successful leveraging of positions provided the vast majority of the Fund's strong performance. As of September 30, 1999, about 20% of the portfolio's assets were leveraged. Looking more closely at the portfolio, its investments from the technology and leisure sectors were especially helpful to the performance of the Fund.

On the downside, there were a few positions that hurt performance, but none to a significant degree. One example was Galileo International, which, at its peak, comprised about 2% of assets. As far as sectors, health care, and -- toward the end of the third quarter -- business services stocks were poor performers, but not to an extent to markedly detract from performance.

    Respectfully,

/s/ Paul M. McMahon

    Paul M. McMahon
    Portfolio Manager

Vertex Contrarian Fund

Dear Shareholders,
For the 12 months ended September 30, 1999, the Fund provided a total return of 155.74%. This return includes the reinvestment of any distributions and compares to a 27.81% return over the same period for the S&P 500.

The Fund seeks capital appreciation by investing at least 65% of its assets in equity securities. The Fund will seek investments in companies that we consider to be undervalued due to market declines, poor macroeconomic conditions, actual or anticipated developments that may affect the issuing company or its industry, or market indifference. The Fund is nondiversified and may engage in short sales, or investments in a variety of derivatives, including options, futures contracts, and options on futures and may borrow from banks up to 50% of its net assets to invest in portfolio securities or for liquidity purposes. Additionally, the Fund may engage in reverse repurchase agreements and lend securities as a means of receiving other assets to invest in portfolio securities or to pursue liquidity. The Fund's nondiversified nature, its ability to borrow money for investment purposes, and its potential to engage in short sales all entail significant risks.

The Fund has benefited from an extensive overweighting in technology and energy stocks, relative to the S&P 500. Stocks posting strong performance during the period were Lam Research Corp., which benefited from improved demand for semiconductor capital equipment, and Technology Solutions Company, which announced the upcoming spin-off of its "e-commerce" unit. The Fund also benefited from strong performance from Caremark, which, after divestitures, we think may emerge as a profitable and fast-growing pharmaceutical benefits manager.

In addition, the Fund has benefited from the successful short sale of a variety of securities of technology and health care providers, including Integrated Health Services, which fell 92% since we initiated a position. Finally, the use of leveraging (which has averaged 30% to 40% of net assets) further enhanced returns over the period.

    Respectfully,

/s/ Brian E. Stack

    Brian E. Stack
    Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

PERFORMANCE SUMMARY

Currently each Fund offers only Class A shares, which are available for purchase at net asset value only by residents of the Commonwealth of Massachusetts who are employees (or certain relatives of employees) of MFS and its affiliates or members of the governing boards of the various funds sponsored by MFS.

The following information illustrates the historical performance of each Fund's Class A shares in comparison to various market indicators. Performance results reflect the percentage change in net asset value, including reinvestment of dividends. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. (See Notes to Performance Summary for more information.) It is not possible to invest directly in an index.

VERTEX ALL CAP FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the Fund's investment operations, May 1, 1998, through September 30, 1999. Index information is from May 1, 1998.)

                         Vertex All Cap            S&P 500
                         Fund - Class A         Composite Index
                         --------------         ---------------
               5/98         $ 9,425                 $10,000
               9/98           9,463                   9,210
               9/99          21,450                  11,771

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 1999

CLASS A
                                                            1 Year         Life*
--------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge            +125.33%      +127.58%
--------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge        +125.33%      + 78.71%
--------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge        +112.37%      + 71.39%
--------------------------------------------------------------------------------

COMPARATIVE INDEX
                                                            1 Year         Life*
--------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index+                    + 27.81%      + 12.20%
--------------------------------------------------------------------------------
* For the period from the commencement of the Fund's investment operations, May 1, 1998, through September 30, 1999. Index information is from
  May 1, 1998.
+ Source: Standard & Poor's Micropal, Inc.

VERTEX U.S. ALL CAP FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the Fund's investment operations, May 1, 1998, through September 30, 1999.
Index information is from May 1, 1998.)

                         Vertex U.S. All Cap       S&P 500
                           Fund - Class A       Composite Index
                         -------------------    ---------------
               5/98            $ 9,425             $10,000
               9/98              8,077               9,210
               9/99             12,884              11,771

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 1999

CLASS A
                                                             1 Year        Life*
--------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge              +59.51%      +36.70%
--------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge          +59.51%      +24.70%
--------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge          +50.34%      +19.59%
--------------------------------------------------------------------------------

COMPARATIVE INDEX
                                                             1 Year        Life*
--------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index+                      +27.81%      +12.20%
--------------------------------------------------------------------------------
* For the period from the commencement of the Fund's investment operations, May 1, 1998, through September 30, 1999. Index information is from
  May 1, 1998.
+ Source: Standard & Poor's Micropal, Inc.

VERTEX CONTRARIAN FUND

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the Fund's investment operations, May 1, 1998, through September 30, 1999.
Index information is from May 1, 1998.)

                          Vertex Contrarian          S&P 500
                            Fund - Class A        Composite Index
                          -----------------       ---------------
               5/98            $10,000               $10,000
               9/98              9,020                 9,210
               9/99             23,067                11,771

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN THROUGH SEPTEMBER 30, 1999

CLASS A
                                                            1 Year         Life*
--------------------------------------------------------------------------------
Cumulative Total Return Excluding Sales Charge            +155.74%      +144.75%
--------------------------------------------------------------------------------
Average Annual Total Return Excluding Sales Charge        +155.74%      + 88.12%
--------------------------------------------------------------------------------
Average Annual Total Return Including Sales Charge        +141.04%      + 80.42%
--------------------------------------------------------------------------------

COMPARATIVE INDEX
                                                            1 Year         Life*
--------------------------------------------------------------------------------
Standard & Poor's 500 Index+                               +27.81%       +12.20%
--------------------------------------------------------------------------------
* For the period from the commencement of the Fund's investment operations, May 1, 1998, through September 30, 1999. Index Information is from May 1, 1998.
+ Source: Standard & Poor's Micropal, Inc.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable subsidies and waivers, without which the results would have been less favorable. Subsidies and waivers may be rescinded at any time. See the prospectus for details. All results are historical and include the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Each Fund may purchase lower-rated securities that may provide greater returns, but are also associated with greater-than-average risks. These risks may increase share price volatility. See the prospectus for details.

Each Fund may focus its investments in certain sectors, thereby increasing its vulnerability to any single economic, political, or regulatory development. See the prospectus for details.

Each Fund may enter into short sales. A short sale transaction involves selling a security which a Fund does not own with the intent of purchasing it later at a lower price. See the prospectus for details.

Each Fund has the flexibility to invest in derivative securities which may be associated with special risks. These risks may increase share price volatility. See the prospectus for details.

Each Fund may purchase securities with proceeds from bank borrowings or reverse repurchase agreements, and may engage in other forms of leveraged investments. These types of investments are speculative, involve greater risks, and can substantially increase share price volatility. See the prospectus for details.

RESULTS OF SHAREHOLDER MEETING

At the special meeting of shareholders of each of the Vertex All Cap Fund, Vertex U.S. All Cap Fund, and Vertex Contrarian Fund, which was held on August 25, 1999, the following actions were taken:

ITEM 1
To approve or disapprove new investment advisory agreements between Vertex Investment Management, Inc. and the Trust on behalf of each Fund.

VERTEX ALL CAP FUND
                                   SHARES VOTED             % OF VOTED
                                   -----------               --------
          For                      160,762.140                99.692%
          Against                      134.982                 0.083%
          Abstain                      362.107                 0.225%
          TOTAL                    161,259.229               100.000%
                                   -----------               --------

VERTEX U.S. ALL CAP FUND
                                   SHARES VOTED             % OF VOTED
                                   -----------               --------
          For                      108,518.723               100.000%
          Against                        0.000                 0.000%
          Abstain                        0.000                 0.000%
                                   -----------               --------
          TOTAL                    108,518.723               100.000%

VERTEX CONTRARIAN FUND
                                   SHARES VOTED             % OF VOTED
                                   -----------               --------
          For                      128,865.423                99.884%
          Against                      149.856                 0.116%
          Abstain                        0.000                 0.000%
                                   -----------               --------
          TOTAL                    129,015.279               100.000%

ITEM 2
To ratify the selection of Ernst & Young LLP as the independent public accountants to be employed by the Trust on behalf of each Fund for the fiscal year ended September 30, 1999.

VERTEX ALL CAP FUND
                                   SHARES VOTED             % OF VOTED
                                   -----------               --------
          For                      161,147.247                99.930%
          Against                        0.000                 0.000%
          Abstain                      111.982                 0.070%
                                   -----------               --------
          TOTAL                    161,259.229               100.000%

VERTEX U.S. ALL CAP FUND
                                   SHARES VOTED             % OF VOTED
                                   -----------               --------
          For                      108,518.723               100.000%
          Against                        0.000                 0.000%
          Abstain                        0.000                 0.000%
                                   -----------               --------
          TOTAL                    108,518.723               100.000%

VERTEX CONTRARIAN FUND
                                   SHARES VOTED             % OF VOTED
                                   -----------               --------
          For                      129,015.279               100.000%
          Against                        0.000                 0.000%
          Abstain                        0.000                 0.000%
                                   -----------               --------
          TOTAL                    129,015.279               100.000%

PORTFOLIO OF INVESTMENTS -- September 30, 1999

VERTEX ALL CAP FUND

Stocks - 122.8%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES                 VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 117.4%
  Advertising - 4.5%
    Outdoor Systems, Inc.*#                                               6,200           $   221,650
-----------------------------------------------------------------------------------------------------
  Business Services - 5.8%
    Building One Services Corp.*#                                         6,000           $    73,125
    Complete Business Solutions, Inc.*                                    2,000                27,375
    Concord EFS, Inc.*                                                      300                 6,187
    DST Systems, Inc.*                                                      200                11,375
    Dycom Industries, Inc.*#                                              3,100               130,781
    IMRglobal Corp.*#                                                     4,500                37,125
    Luminant Worldwide Corp.*                                                25                   769
                                                                                          -----------
                                                                                          $   286,737
-----------------------------------------------------------------------------------------------------
  Computer Software - Personal Computers - 2.4%
    Microsoft Corp.*#                                                     1,300           $   117,731
-----------------------------------------------------------------------------------------------------
  Computer Software - Services - 0.1%
    Broadbase Software, Inc.*                                                25           $       398
    Kana Communications, Inc.*                                               25                 1,247
    TIBCO Software, Inc.*                                                    50                 1,505
                                                                                          -----------
                                                                                          $     3,150
-----------------------------------------------------------------------------------------------------
  Computer Software - Systems - 18.7%
    Active Software, Inc.*                                                   25           $       598
    Agile Software Corp.*                                                    25                 1,600
    Alteon Websystems, Inc.*                                                 25                 2,350
    Bluestone Software, Inc.*                                                25                   578
    BMC Software, Inc.*                                                   1,600               114,500
    Cadence Design Systems, Inc.*#                                        2,200                29,150
    Computer Associates International, Inc.#                              3,900               238,875
    Compuware Corp.*#                                                    10,000               260,625
    Digex, Inc.*                                                             25                   592
    E.piphany, Inc.*                                                         25                 1,219
    Foundry Networks, Inc.*                                                  25                 3,150
    Gadzoox Networks, Inc.*#                                                 50                 2,694
    Liberate Technologies*                                                   25                 1,053
    NetIQ Corp.*                                                             25                   741
    NetSolve, Inc.*                                                          25                   444
    Network Associates, Inc.*#                                              660                12,622
    Oracle Corp.*#                                                        2,500               113,750
    Packeteer, Inc.*                                                         25                   852
    Paradyne Networks, Inc.*                                                100                 2,800
    Quest Software, Inc.*                                                    25                 1,162
    RAVISENT Technologies, Inc.*                                             50                   719
    Silverstream Software, Inc.*                                             25                   778
    SunGard Data Systems, Inc.*#                                          5,100               134,194
    Vitria Technology, Inc.*                                                 25                   919
                                                                                          -----------
                                                                                          $   925,965
-----------------------------------------------------------------------------------------------------
  Conglomerates - 3.4%
    Tyco International Ltd.#                                              1,650           $   170,362
-----------------------------------------------------------------------------------------------------
  Consumer Goods and Services - 1.4%
    Galileo International, Inc.                                             200           $     8,050
    Sportsline USA, Inc.*#                                                2,000                59,125
                                                                                          -----------
                                                                                          $    67,175
-----------------------------------------------------------------------------------------------------
  Container, Forest and Paper Products - 1.0%
    Gaylord Container Corp.*                                              6,800           $    48,450
-----------------------------------------------------------------------------------------------------
  Electronics - 4.0%
    Altera Corp.*                                                         2,000           $    86,750
    Lattice Semiconductor Corp.*#                                         2,000                59,375
    LSI Logic Corp.*#                                                     1,000                51,500
                                                                                          -----------
                                                                                          $   197,625
-----------------------------------------------------------------------------------------------------
  Entertainment - 11.4%
    Acme Communications, Inc.*                                               25           $       775
    Clear Channel Communications, Inc.*                                     462                36,902
    Gemstar International Group Ltd.*#                                    3,000               234,375
    MediaOne Group, Inc.*#                                                1,400                95,638
    Time Warner, Inc.#                                                    3,200               194,400
                                                                                          -----------
                                                                                          $   562,090
-----------------------------------------------------------------------------------------------------
  Financial Institutions - 2.3%
    Associates First Capital Corp., "A"                                     800           $    28,800
    Merrill Lynch & Co., Inc.                                             1,300                87,344
                                                                                          -----------
                                                                                          $   116,144
-----------------------------------------------------------------------------------------------------
  Insurance - 0.1%
    Hartford Financial Services Group, Inc.                                 100           $     4,088
-----------------------------------------------------------------------------------------------------
  Internet - 7.5%
    Chemdex Corp.*                                                           25           $       770
    Digital Insight Corp.*                                                   25                   375
    Drugstore.com, Inc.*                                                     25                   906
    Engage Technologies, Inc.*                                               50                 1,884
    InsWeb Corp.*                                                            25                   491
    Internap Network Services Corp.*                                         25                 1,116
    Interspeed, Inc.*                                                        25                   441
    ITXC Corp.*                                                              25                   795
    Keynote Systems, Inc.*                                                   25                   625
    Medscape, Inc.*                                                          75                   759
    Radware Ltd.*                                                            25                   688
    Talk.com, Inc.*#                                                     20,000               258,125
    VeriSign, Inc.*                                                       1,000               106,500
                                                                                          -----------
                                                                                          $   373,475
-----------------------------------------------------------------------------------------------------
  Medical and Health Products - 0.5%
    Boston Scientific Corp.*                                              1,000           $    24,687
-----------------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - 9.1%
    Cytyc Corp.*#                                                         4,400           $   170,225
    Genentech, Inc.*#                                                        50                 7,315
    McKesson HBOC, Inc.                                                     800                23,200
    Mid Atlantic Medical Services, Inc.*#                                 4,300                38,431
    Orthodontic Centers of America, Inc.*#                                4,000                70,000
    ProVantage Health Services, Inc.*                                        50                   516
    United Healthcare Corp.#                                              2,800               136,325
    Wellpoint Health Networks, Inc.*                                        100                 5,700
                                                                                          -----------
                                                                                          $   451,712
-----------------------------------------------------------------------------------------------------
  Oils - 0.3%
    Mobil Corp.#                                                            130           $    13,098
-----------------------------------------------------------------------------------------------------
  Pollution Control - 3.7%
    Republic Services, Inc.*                                             16,900           $   183,787
-----------------------------------------------------------------------------------------------------
  Printing and Publishing - 0.4%
    Scripps (E.W.) Howard, Inc., "A"                                        400           $    19,650
-----------------------------------------------------------------------------------------------------
  Restaurants and Lodging - 5.3%
    Cendant Corp.*#                                                      11,400           $   202,350
    Sonic Corp.*#                                                         2,000                60,875
                                                                                          -----------
                                                                                          $   263,225
-----------------------------------------------------------------------------------------------------
  Special Products and Services - 0.4%
    Stewart Enterprises, Inc., "A"                                        3,000           $    18,188
-----------------------------------------------------------------------------------------------------
  Stores - 2.9%
    Linens 'n Things, Inc.*                                               2,000           $    67,500
    Rite Aid Corp.#                                                       3,500                48,344
    Wal-Mart Stores, Inc.#                                                  600                28,537
                                                                                          -----------
                                                                                          $   144,381
-----------------------------------------------------------------------------------------------------
  Supermarkets - 1.2%
    Kroger Co.*#                                                          2,700           $    59,569
-----------------------------------------------------------------------------------------------------
  Telecommunications - 31.0%
    AirGate PCS, Inc.*                                                       25           $       622
    Alltel Corp.                                                            150                10,556
    Convergent Communications, Inc.*                                         50                   519
    Efficient Networks, Inc.*                                                50                 1,819
    Focal Communications Corp.*                                              25                   641
    General Instrument Corp.*                                               100                 4,813
    Global TeleSystems Group, Inc.*                                       3,200                63,100
    Insight Communications, Inc.*                                           100                 2,863
    JDS Uniphase Corp.*                                                      25                 2,845
    Lucent Technologies, Inc.#                                            3,100               201,112
    MCI WorldCom, Inc.*#                                                  1,200                86,250
    Network Solutions, Inc.*#                                             8,300               762,562
    Sprint Corp. (PCS Group)                                              2,600               193,862
    Sprint Corp.#                                                         3,700               200,725
    Time Warner Telecom, Inc.*                                               50                 1,044
    Wink Communications, Inc.*                                               25                 1,092
                                                                                          -----------
                                                                                          $ 1,534,425
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                         $ 5,807,364
-----------------------------------------------------------------------------------------------------
Foreign Stocks - 5.4%
  Finland - 0.2%
    Nokia Corp., ADR (Telecommunications)#                                  100           $     8,981
-----------------------------------------------------------------------------------------------------
  France - 0.4%
    Sanofi - Synthelabo S.A. (Medical and Health Products)*                 440           $    18,723
-----------------------------------------------------------------------------------------------------
  Germany - 2.2%
    Mannesmann AG (Machinery)                                               225           $    35,903
    SAP AG, ADR (Computer Software - Systems)##                           2,000                75,500
                                                                                          -----------
                                                                                          $   111,403
-----------------------------------------------------------------------------------------------------
  Ireland
    Trintech Group PLC, ADR (Computer Software -  Products)*                 80           $     1,050
-----------------------------------------------------------------------------------------------------
  Japan - 2.0%
    NTT Mobile Communications Network, Inc.
     (Telecommunications)                                                     5           $    98,370
-----------------------------------------------------------------------------------------------------
  Netherlands - 0.1%
    STMicroelectronics Co. (Electronics)                                     50           $     3,894
-----------------------------------------------------------------------------------------------------
  United Kingdom - 0.5%
    BP Amoco PLC, ADR (Oils)                                                164           $    18,173
    Reuters Group PLC, ADR (Business Services)                               80                 5,510
                                                                                          -----------
                                                                                          $    23,683
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                      $   266,104
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $5,228,700)                                                $ 6,073,468
-----------------------------------------------------------------------------------------------------

Preferred Stock - 2.3%
-----------------------------------------------------------------------------------------------------
  Supermarkets - 2.3%
    Supermarkets General Holdings Corp.* (Identified
      Cost, $80,500)                                                      3,500           $   114,188
-----------------------------------------------------------------------------------------------------

Call Options Purchased - 1.0%
-----------------------------------------------------------------------------------------------------
ISSUER/EXPIRATION MONTH/STRIKE PRICE                                  CONTRACTS
-----------------------------------------------------------------------------------------------------
    Tyco International Ltd./January/47.5
      (Premiums Paid, $12,402)                                                9           $    50,625
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $5,321,602)                                           $ 6,238,281
-----------------------------------------------------------------------------------------------------

Securities Sold Short - (5.6)%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES
-----------------------------------------------------------------------------------------------------
  Broadcasting - (2.5)%
    Worldgate Communications, Inc.                                       (5,300)          $  (121,238)
-----------------------------------------------------------------------------------------------------
  Business Machines - (3.1)%
    Hewlett-Packard Co.                                                  (1,700)          $  (156,400)
-----------------------------------------------------------------------------------------------------
Total Securities Sold Short (Proceeds Received, $279,142)                                 $  (277,638)
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (20.5)%                                                   (1,012,865)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $ 4,947,778
-----------------------------------------------------------------------------------------------------
 * Non-income producing security.
 # Security or a portion of the security was pledged to cover collateral requirements. At September
   30, 1999, the value of securities pledged amounted to $2,315,104.
## SEC Rule 144A restriction.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS -- September 30, 1999

VERTEX U.S. ALL CAP FUND

Stocks - 136.7%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES                 VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 126.3%
  Advertising - 5.1%
    Outdoor Systems, Inc.*#                                               1,300           $    46,475
    Young & Rubicam, Inc.                                                   700                30,800
                                                                                          -----------
                                                                                          $    77,275
-----------------------------------------------------------------------------------------------------
  Agricultural Products - 3.0%
    Case Corp.#                                                             900           $    44,831
-----------------------------------------------------------------------------------------------------
  Business Machines - 3.0%
    Motorola, Inc.                                                          200           $    17,600
    Sun Microsystems, Inc.*                                                 300                27,900
                                                                                          -----------
                                                                                          $    45,500
-----------------------------------------------------------------------------------------------------
  Business Services - 7.6%
    Building One Services Corp.*                                          5,500           $    67,031
    First Data Corp.#                                                     1,100                48,263
                                                                                          -----------
                                                                                          $   115,294
-----------------------------------------------------------------------------------------------------
  Cellular Telephones
    AirGate PCS, Inc.*                                                       25           $       622
-----------------------------------------------------------------------------------------------------
  Computer Hardware - Systems - 2.2%
    Dell Computer Corp.*                                                    800           $    33,450
-----------------------------------------------------------------------------------------------------
  Computer Software - Personal Computers - 4.8%
    Microsoft Corp.*                                                        800           $    72,450
-----------------------------------------------------------------------------------------------------
  Computer Software - Services - 2.4%
    EMC Corp.*                                                              500           $    35,719
-----------------------------------------------------------------------------------------------------
  Computer Software - Systems - 16.3%
    Compuware Corp.*#                                                     8,300           $   216,319
    VERITAS Software Corp.*                                                 400                30,375
                                                                                          -----------
                                                                                          $   246,694
-----------------------------------------------------------------------------------------------------
  Conglomerates - 5.6%
    Sodexho Marriott Services, Inc.                                       1,300           $    22,100
    Tyco International Ltd.                                                 600                61,950
                                                                                          -----------
                                                                                          $    84,050
-----------------------------------------------------------------------------------------------------
  Construction Services - 4.5%
    Dycom Industries, Inc.*                                               1,600           $    67,500
-----------------------------------------------------------------------------------------------------
  Consumer Goods and Services - 4.4%
    Galileo International, Inc.                                             900           $    36,225
    LoJack Corp.*#                                                        3,600                29,812
                                                                                          -----------
                                                                                          $    66,037
-----------------------------------------------------------------------------------------------------
  Electronics - 9.2%
    Atmel Corp.*                                                            900           $    30,431
    Flextronics International Ltd.*                                         400                23,275
    Intel Corp.                                                             700                52,019
    Micron Technology, Inc.*                                                500                33,281
                                                                                          -----------
                                                                                          $   139,006
-----------------------------------------------------------------------------------------------------
  Entertainment - 8.3%
    Acme Communications, Inc.*                                               25           $       775
    Infinity Broadcasting Corp.*#                                         3,000                87,937
    Time Warner, Inc.                                                       600                36,450
                                                                                          -----------
                                                                                          $   125,162
-----------------------------------------------------------------------------------------------------
  Financial Institutions - 10.8%
    Associates First Capital Corp., "A"#                                  1,100           $    39,600
    Donaldson, Lufkin & Jenrette, Inc.                                      600                23,737
    Financial Federal Corp.*                                                650                12,269
    Merrill Lynch & Co., Inc.                                             1,300                87,344
                                                                                          -----------
                                                                                          $   162,950
-----------------------------------------------------------------------------------------------------
  Insurance - 1.4%
    American International Group, Inc.#                                     250           $    21,734
-----------------------------------------------------------------------------------------------------
  Internet - 0.3%
    Alteon Websystems, Inc.*                                                 25           $     2,350
    Digital Insight Corp.*                                                   25                   375
    Internap Network Services, Corp.*                                        25                 1,116
    Keynote Systems, Inc.*                                                   25                   625
                                                                                          -----------
                                                                                          $     4,466
-----------------------------------------------------------------------------------------------------
  Medical and Health Products - 0.7%
    Boston Scientific Corp.*                                                400           $     9,875
-----------------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - 4.2%
    Genentech, Inc.*                                                         50           $     7,316
    PacifiCare Health Systems, Inc., "A"*                                   500                21,625
    United Healthcare Corp.                                                 700                34,081
                                                                                          -----------
                                                                                          $    63,022
-----------------------------------------------------------------------------------------------------
  Oils - 2.1%
    Conoco, Inc., "A"                                                       600           $    16,650
    EOG Resources, Inc.                                                     700                14,875
                                                                                          -----------
                                                                                          $    31,525
-----------------------------------------------------------------------------------------------------
  Photographic Products - 3.8%
    Polaroid Corp.                                                        2,200           $    57,200
-----------------------------------------------------------------------------------------------------
  Printing and Publishing - 2.0%
    Tribune Co.                                                             600           $    29,850
-----------------------------------------------------------------------------------------------------
  Restaurants and Lodging - 2.1%
    Cendant Corp.*                                                        1,800           $    31,950
-----------------------------------------------------------------------------------------------------
  Stores - 2.2%
    Wal-Mart Stores, Inc.                                                   700           $    33,294
-----------------------------------------------------------------------------------------------------
  Telecommunications - 20.3%
    AT&T Corp.*                                                             200           $     7,425
    Cisco Systems, Inc.*                                                    800                54,850
    Corning, Inc.                                                           200                13,713
    Foundry Networks, Inc.*                                                  25                 3,150
    Global TeleSystems Group, Inc.*                                       1,200                23,663
    MCI WorldCom, Inc.*                                                     400                28,750
    Network Solutions, Inc.*                                                900                82,687
    Nortel Networks Corp.                                                   400                20,400
    Rhythms NetConnections, Inc.*                                           100                 3,450
    Sprint Corp. (PCS Group)                                                500                37,281
    Winstar Communications, Inc.*                                           800                31,250
                                                                                          -----------
                                                                                          $   306,619
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                         $ 1,906,075
-----------------------------------------------------------------------------------------------------
Foreign Stocks - 10.4%
  Canada - 2.9%
    Newbridge Networks, Corp. (Telecommunications)*                       1,700           $    44,306
-----------------------------------------------------------------------------------------------------
  Finland - 1.8%
    Nokia Corp., ADR (Telecommunications)                                   300           $    26,944
-----------------------------------------------------------------------------------------------------
  Germany - 3.2%
    Mannesmann AG (Machinery)                                               300           $    47,871
-----------------------------------------------------------------------------------------------------
  Netherlands - 0.2%
    STMicroelectronics N.V. (Electronics)                                    50           $     3,700
-----------------------------------------------------------------------------------------------------
  Sweden - 2.3%
    Ericsson LM, ADR (Telecommunications)                                 1,100           $    34,375
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                      $   157,196
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,149,150)                                           $ 2,063,271
-----------------------------------------------------------------------------------------------------

Securities Sold Short - (12.1)%
-----------------------------------------------------------------------------------------------------
  Broadcasting - (4.9)%
    Hispanic Broadcasting Corp.*                                           (400)          $   (30,450)
    Worldgate Communications, Inc.*                                      (1,900)              (43,462)
                                                                                          -----------
                                                                                          $   (73,912)
-----------------------------------------------------------------------------------------------------
  Business Machines - (3.1)%
    Hewlett-Packard Co.                                                    (500)          $   (46,000)
-----------------------------------------------------------------------------------------------------
  Food and Beverage Products - (0.9)%
    Wrigley, (WM) Junior Co.                                               (200)          $   (13,763)
-----------------------------------------------------------------------------------------------------
  Internet - (1.9)%
    Drugstore.com, Inc.*                                                   (800)          $   (29,000)
-----------------------------------------------------------------------------------------------------
  Medical and Health Products - (1.3)%
    Warner-Lambert Co.                                                     (300)          $   (19,912)
-----------------------------------------------------------------------------------------------------
Total Securities Sold Short (Proceeds Received, $186,396)                                 $  (182,587)
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (24.6)%                                                     (371,877)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $ 1,508,807
-----------------------------------------------------------------------------------------------------
* Non-income producing security.
# Security or a portion of the security was pledged to cover collateral requirements. At September
   30, 1999, the value of securities pledged amounted to $406,297.

See notes to financial statements.

PORTFOLIO OF INVESTMENTS -- September 30, 1999

VERTEX CONTRARIAN FUND

Stocks - 137.3%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES                 VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 131.8%
  Advertising - 2.4%
    Outdoor Systems, Inc.*#                                               2,900           $   103,675
-----------------------------------------------------------------------------------------------------
  Broadcasting - 3.1%
    Acme Communications, Inc.*                                               25           $       775
    Young Broadcasting, Inc., "A"*#                                       2,500               130,938
                                                                                          -----------
                                                                                          $   131,713
-----------------------------------------------------------------------------------------------------
  Business Services - 8.4%
    Building One Services Corp.*#                                        18,300           $   223,031
    Technology Solutions Co.*#                                            9,500               134,188
                                                                                          -----------
                                                                                          $   357,219
-----------------------------------------------------------------------------------------------------
  Computer Software - Services - 2.2%
    SunGard Data Systems, Inc.*#                                          3,531           $    92,909
-----------------------------------------------------------------------------------------------------
  Computer Software - Systems - 21.8%
    BMC Software, Inc.*#                                                  1,600           $   114,500
    Compuware Corp.*                                                      4,900               127,706
    Exchange Applications Software*#                                      1,800                52,313
    Microsoft Corp.*#                                                       900                81,506
    Network Associates, Inc.*#                                            4,800                91,800
    Real Networks, Inc.*#                                                 1,000               104,562
    RSA Security Inc.*#                                                   5,450               144,766
    Silverstream Software, Inc.*#                                            25                   778
    VeriSign, Inc.*                                                       2,000               213,000
                                                                                          -----------
                                                                                          $   930,931
-----------------------------------------------------------------------------------------------------
  Electronics - 20.8%
    Analog Devices, Inc.*#                                                2,000           $   102,500
    Applied Micro Circuits Corp.*#                                        1,200                68,400
    Conexant Systems, Inc.*#                                                900                65,391
    Flextronics International Ltd.*#                                      1,500                87,281
    Lam Research Corp.*#                                                  2,400               146,400
    National Semiconductor Corp.*#                                        2,900                88,450
    PMC-Sierra, Inc.*#                                                    1,400               129,500
    SDL, Inc.*#                                                           1,200                91,575
    Triquint Semiconductor, Inc.*#                                        1,925               110,086
                                                                                          -----------
                                                                                          $   889,583
-----------------------------------------------------------------------------------------------------
  Food Products - 0.1%
    Del Monte Foods Co.*#                                                   200           $     2,825
-----------------------------------------------------------------------------------------------------
  Forest and Paper Products - 2.3%
    Bowater, Inc.#                                                        1,900           $    99,750
-----------------------------------------------------------------------------------------------------
  Health Care Revenue - 8.2%
    Caremark Rx, Inc.*#                                                  61,900           $   348,187
-----------------------------------------------------------------------------------------------------
  Internet - 12.3%
    Alteon Websystems, Inc.*                                                900           $    84,600
    Digital Insight Corp.*                                                   25                   375
    eBay, Inc.*                                                             650                91,690
    Inktomi Corp.*#                                                         700                84,022
    Internet Capital Group, Inc.*#                                          100                 8,787
    Liberate Technologies*#                                                 525                22,116
    SportsLine USA, Inc.*#                                                4,900               144,856
    Yahoo!, Inc.*#                                                          500                89,750
                                                                                          -----------
                                                                                          $   526,196
-----------------------------------------------------------------------------------------------------
  Machinery - 4.0%
    Case Corp.#                                                           3,400           $   169,363
-----------------------------------------------------------------------------------------------------
  Medical and Health Products - 0.2%
    Cyberonics, Inc.*#                                                      400           $     7,150
-----------------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - 8.2%
    Cytyc Corp.*#                                                         8,900           $   344,319
    Varian, Inc.*                                                           300                 5,325
                                                                                          -----------
                                                                                          $   349,644
-----------------------------------------------------------------------------------------------------
  Metals and Minerals - 0.3%
    Global Industries, Inc.*                                              1,700           $    13,813
-----------------------------------------------------------------------------------------------------
  Oil Services - 2.2%
    BJ Services Co.*#                                                     1,600           $    50,900
    Cooper Cameron Corp.*#                                                1,100                41,525
                                                                                          -----------
                                                                                          $    92,425
-----------------------------------------------------------------------------------------------------
  Oils - 11.1%
    Apache Corp.#                                                         1,900           $    82,056
    Diamond Offshore Drilling, Inc.#                                      1,800                60,075
    Houston Exploration Co.*#                                             6,300               136,631
    Newfield Exploration Co.*#                                            2,900                95,519
    Noble Drilling Corp.*#                                                1,800                39,375
    Transocean Offshore, Inc.#                                            1,900                58,188
                                                                                          -----------
                                                                                          $   471,844
-----------------------------------------------------------------------------------------------------
  Telecommunications - 24.2%
    Cisco Systems, Inc.*#                                                 1,200           $    82,275
    Gemstar International Group Ltd.*#                                    4,000               312,500
    Motorola, Inc.#                                                         520                45,760
    Network Solutions, Inc.*#                                             3,500               321,562
    QUALCOMM, Inc.                                                          400                75,675
    RF Micro Devices, Inc.*#                                              1,400                64,050
    Sprint Corp.#                                                         2,400               130,200
                                                                                          -----------
                                                                                          $ 1,032,022
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                         $ 5,619,249
-----------------------------------------------------------------------------------------------------
Foreign Stocks - 5.5%
  Canada - 1.4%
    Abitibi-Consolidated, Inc. (Forest and Paper Products)#               5,000           $    60,312
-----------------------------------------------------------------------------------------------------
  Ireland - 4.1%
    Trintech Group PLC, ADR (Computer Software - Products)*              13,125           $   172,266
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                      $   232,578
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $5,264,340)                                           $ 5,851,827
-----------------------------------------------------------------------------------------------------

Securities Sold Short - (9.3)%
-----------------------------------------------------------------------------------------------------
U.S. Stocks - (8.2)%
  Computer Hardware - Systems - (3.2)%
    Hewlett-Packard Co.                                                  (1,500)          $  (138,000)
-----------------------------------------------------------------------------------------------------
  Health Care Revenue - (0.2)%
    Integrated Health Services, Inc.*                                    (5,000)          $    (7,812)
-----------------------------------------------------------------------------------------------------
  Internet - (2.6)%
    Worldgate Communications, Inc.*                                      (4,900)          $  (112,088)
-----------------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - (2.2)%
    Autocycte, Inc.*                                                    (15,000)          $   (91,875)
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks Sold Short                                                              $  (349,775)
-----------------------------------------------------------------------------------------------------
Foreign Stocks - (1.1)%
  United Kingdom - (1.1)%
    Standard Chartered PLC (Banks and Credit Cos.)*                      (3,200)          $   (46,082)
-----------------------------------------------------------------------------------------------------
Total Securities Sold Short (Proceeds Received, $414,317)                                 $  (395,857)
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (28.0)%                                                   (1,192,631)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $ 4,263,339
-----------------------------------------------------------------------------------------------------
* Non-income producing security.
# Security or a portion of the security was pledged to cover collateral requirements. At September 30,
  1999, the value of securities pledged amounted to $4,329,246.

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
-----------------------------------------------------------------------------------------------------
                                                             VERTEX           VERTEX           VERTEX
                                                            ALL CAP     U.S. ALL CAP       CONTRARIAN
SEPTEMBER 30, 1999                                             FUND             FUND             FUND
-----------------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $5,321,602,
    $2,149,150, and $5,264,340, respectively)            $6,238,281       $2,063,271       $5,851,827
  Cash                                                          282              573            5,163
  Foreign currency, at value (identified cost, $36,
    $0, and $9, respectively)                                    37               32                9
  Deposits with brokers for securities sold short           279,142          186,396          760,177
  Receivable for Fund shares sold                              --               --
                                                                                                  100
  Receivable for investments sold                           231,660          159,604        1,097,510
  Dividends receivable                                          447            1,010              871
  Other assets                                                9,209             --             13,409
                                                         ----------       ----------       ----------
    Total assets                                         $6,759,058       $2,410,986       $7,728,966
                                                         ----------       ----------       ----------
Liabilities:
  Payable to custodian                                   $  863,024       $  587,774       $1,842,483
  Payable for dividends on securities sold short                962              104            8,692
  Securities sold short, at value (proceeds
    received, $279,142, $186,396, and $414,317,
    respectively)                                           277,638          182,587          395,857
  Payable for investments purchased                         669,395          131,631        1,197,992
  Payable for Fund shares reacquired                           --               --             20,366
  Accrued expenses and other liabilities                        261               83              237
                                                         ----------       ----------       ----------
        Total liabilities                                $1,811,280       $  902,179       $3,465,627
                                                         ----------       ----------       ----------
    Net Assets                                           $4,947,778       $1,508,807       $4,263,339
                                                         ==========       ==========       ==========
Net assets consist of:
  Paid-in capital                                        $3,024,630       $1,251,753       $2,730,332
  Unrealized appreciation (depreciation) on
    investments and translation of assets and
    liabilities in foreign currencies                       918,184          (82,071)         605,947
  Accumulated undistributed net realized gain on
    investments and foreign currency transactions         1,004,964          339,125          927,060
                                                         ----------       ----------       ----------
      Net assets                                         $4,947,778       $1,508,807       $4,263,339
                                                         ==========       ==========       ==========
Shares of beneficial interest outstanding                 230,118          110,345          181,872
                                                          =======          =======          =======
Net asset value, offering price, and redemption
  price per share (net assets / shares of
  beneficial interest outstanding)                         $21.50           $13.67           $23.44
                                                           ======           ======           ======

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statements of Operations
----------------------------------------------------------------------------------------------------
                                                             VERTEX          VERTEX           VERTEX
                                                            ALL CAP    U.S. ALL CAP       CONTRARIAN
YEAR ENDED SEPTEMBER 30, 1999                                  FUND            FUND             FUND
----------------------------------------------------------------------------------------------------
Net investment loss:
  Income -
    Interest                                             $   12,300     $    4,779         $    7,457
    Dividends                                                11,568          5,012              2,648
    Foreign taxes withheld                                     (155)           (75)              --
                                                         ----------     ----------         ----------
      Total investment income                            $   23,713     $    9,716         $   10,105
                                                         ----------     ----------         ----------
  Expenses -
    Management fee                                       $   58,144     $   21,079         $   47,104
    Trustees' compensation                                    5,300          5,300              5,300
    Shareholder servicing agent fee                           3,020          1,096              2,474
    Distribution and service fee (Class A)                   10,146          3,672              8,375
    Administrative fee                                          451            162                336
    Custodian fee                                             8,101          3,966              6,202
    Interest expense                                          9,162          2,076             37,167
    Printing                                                  7,709            915              4,770
    Postage                                                     658            140                288
    Auditing fees                                            14,361         17,161             14,620
    Legal fees                                                2,993          4,335              1,824
    Dividend expense on securities sold short                 2,340            208              9,301
    Miscellaneous                                             1,411          1,527              1,772
                                                         ----------     ----------         ----------
      Total expenses                                     $  123,796     $   61,637         $  139,533
    Fees paid indirectly                                       --             (366)              (407)
    Reduction of expenses by investment adviser and
      distributor                                           (63,483)       (40,078)           (81,976)
                                                         ----------     ----------         ----------
      Net expenses                                       $   60,313     $   21,193         $   57,150
                                                         ----------     ----------         ----------
        Net investment loss                              $  (36,600)    $  (11,477)        $  (47,045)
                                                         ----------     ----------         ----------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                              $1,391,326     $  394,511         $1,320,686
    Securities sold short                                  (201,571)       (33,468)          (344,725)
    Foreign currency transactions                            (1,410)           270                (43)
                                                         ----------     ----------         ----------
      Net realized gain on investments and foreign
        currency transactions                            $1,188,345     $  361,313         $  975,918
                                                         ----------     ----------         ----------
  Change in unrealized appreciation (depreciation) -
    Investments                                          $  934,868     $  (47,963)        $  626,196
    Securities sold short                                   (47,809)          (412)            18,460
    Translation of assets and liabilities in
      foreign currencies                                     (4,429)           395               --
                                                         ----------     ----------         ----------
      Net unrealized gain (loss) on investments and
        foreign currency translation                     $  882,630     $  (47,980)        $  644,656
                                                         ----------     ----------         ----------
        Net realized and unrealized gain on
          investments and foreign currency               $2,070,975     $  313,333         $1,620,574
                                                         ----------     ----------         ----------
          Increase in net assets from operations         $2,034,375     $  301,856         $1,573,529
                                                         ==========     ==========         ==========

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED               PERIOD ENDED
VERTEX ALL CAP FUND                                        SEPTEMBER 30, 1999         SEPTEMBER 30, 1998*
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                              $  (36,600)                 $   (5,612)
  Net realized gain (loss) on investments and foreign
    currency transactions                                           1,188,345                     (39,384)
  Net unrealized gain on investments and foreign currency
    translation                                                       882,630                      35,554
                                                                   ----------                  ----------
      Increase (decrease) in net assets from operations            $2,034,375                  $   (9,442)
                                                                   ----------                  ----------
Distributions declared to shareholders from net realized gain
  on investments and foreign currency transactions                 $ (106,531)                 $     --
                                                                   ----------                  ----------
Net increase in net assets from Fund share transactions            $1,988,747                  $1,040,629
                                                                   ----------                  ----------
      Total increase in net assets                                 $3,916,591                  $1,031,187
Net assets:
  At beginning of period                                            1,031,187                        --
                                                                   ----------                  ----------
  At end of period (including accumulated net investment loss
    of $0 and $0, respectively)                                    $4,947,778                  $1,031,187
                                                                   ==========                  ==========

* For the period from the commencement of the Fund's investment operations, May 1, 1998, through
  September 30, 1998.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statement of Changes in Net Assets - continued
-----------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED                PERIOD ENDED
VERTEX U.S. ALL CAP FUND                                    SEPTEMBER 30, 1999          SEPTEMBER 30, 1998*
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                              $  (11,477)                 $   (1,940)
  Net realized gain (loss) on investments and foreign currency
    transactions                                                      361,313                     (10,724)
  Net unrealized loss on investments and foreign currency
    translation                                                       (47,980)                    (34,091)
                                                                   ----------                  ----------
      Increase (decrease) in net assets from operations            $  301,856                  $  (46,755)
                                                                   ----------                  ----------
Net increase in net assets from Fund share transactions            $  901,098                  $  352,608
                                                                   ----------                  ----------
      Total increase in net assets                                 $1,202,954                  $  305,853
Net assets:
  At beginning of period                                              305,853                        --
                                                                   ----------                  ----------
  At end of period (including accumulated net investment loss
    of $0 and $0, respectively)                                    $1,508,807                  $  305,853
                                                                   ==========                  ==========

* For the period from the commencement of the Fund's investment operations, May 1, 1998, through
  September 30, 1998.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statement of Changes in Net Assets - continued
-----------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED                PERIOD ENDED
VERTEX CONTRARIAN FUND                                      SEPTEMBER 30, 1999          SEPTEMBER 30, 1998*
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income (loss)                                     $  (47,045)                 $    1,409
  Net realized gain on investments and foreign currency
    transactions                                                      975,918                      13,783
  Net unrealized gain (loss) on investments and foreign
    currency translation                                              644,656                     (38,709)
                                                                   ----------                  ----------
      Increase (decrease) in net assets from operations            $1,573,529                  $  (23,517)
                                                                   ----------                  ----------
Distributions declared to shareholders -
  From net investment income                                       $   (1,392)                 $     --
  From net realized gain on investments and foreign currency
    transactions                                                      (15,613)                       --
                                                                   ----------                  ----------
      Total distributions declared to shareholders                 $  (17,005)                 $     --
                                                                   ----------                  ----------
Net increase in net assets from Fund share transactions            $2,317,329                  $  413,003
                                                                   ----------                  ----------
      Total increase in net assets                                 $3,873,853                  $  389,486
Net assets:
  At beginning of period                                              389,486                        --
                                                                   ----------                  ----------
  At end of period (including accumulated undistributed net
    investment income of $0 and $1,392, respectively)              $4,263,339                  $  389,486
                                                                   ==========                  ==========

* For the period from the commencement of the Fund's investment operations, May 1, 1998, through
  September 30, 1998.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Statement of Cash Flows
---------------------------------------------------------------------------------------------
                                                                                     VERTEX
                                                                                 CONTRARIAN
YEAR ENDED SEPTEMBER 30, 1999                                                          FUND
---------------------------------------------------------------------------------------------
Increase (decrease) in cash:
Cash flows from operating activities -
  Net increase in net assets from operations                                   $  1,573,529
  Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
    Purchase of investment securities                                           (63,793,852)
    Proceeds from disposition of investment securities                           60,346,482
    Increase in deposits with brokers for securities sold short                    (760,177)
    Decrease in dividends and interest receivable                                       148
    Increase in receivable for securities sold                                   (1,097,510)
    Increase in other receivables                                                   (11,309)
    Increase in payable for securities purchased                                  1,193,204
    Increase in payable for Fund shares reacquired                                   20,366
    Increase in payable for dividends on securities sold short                        8,692
    Increase in accrued expenses and other liabilities                                  216
    Unrealized appreciation from investments and securities sold short             (644,656)
    Net realized gain from investments and securities sold short                   (975,961)
                                                                               ------------
      Net cash used in operating activities                                    $ (4,140,828)
                                                                               ------------
Cash flows from financing activities -
  Increase in loan payable                                                     $  1,842,483
  Proceeds from Fund shares sold                                                  2,741,669
  Payment on Fund shares redeemed                                                  (441,345)
                                                                               ------------
      Net cash provided by financing activities                                $  4,142,807
                                                                               ------------
      Net increase in cash                                                     $      1,979
                                                                               ------------
Cash and foreign currency:
  Beginning balance                                                            $      3,193
  Ending balance                                                               $      5,172
                                                                               ============
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $17,005.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights
----------------------------------------------------------------------------------------------------
                                                          YEAR ENDED                   PERIOD ENDED
VERTEX ALL CAP FUND                               SEPTEMBER 30, 1999             SEPTEMBER 30, 1998*
----------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout
  each period):
Net asset value - beginning of period                         $10.10                          $10.00
                                                              ------                          ------
Income from investment operations# -
  Net investment loss(S)                                      $(0.21)                         $(0.07)
  Net realized and unrealized gain on
    investments and foreign currency                           12.30                            0.17
                                                              ------                          ------
      Total from investment operations                        $12.09                          $ 0.10
                                                              ------                          ------
Less distributions declared to shareholders
  from net realized gain on investments and
  foreign currency transactions                               $(0.69)                         $ --
                                                              ------                          ------
Net asset value - end of period                               $21.50                          $10.10
                                                              ======                          ======
Total return                                                  125.33%                           1.00%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##(+)                                                 2.08%                           2.39%+
  Net investment loss                                          (1.26)%                         (1.43)%+
Portfolio turnover                                             1,249%                            446%
Net assets at end of period (000 omitted)                     $4,948                          $1,031

(S) Subject to reimbursement by the Fund, Vertex has voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the Fund's operating expenses exclusive of management and distribution and service fees. In consideration, the Fund pays Vertex a fee not greater than 2.00%
    of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:
     Net investment loss                                      $(0.56)                         $(0.36)
     Ratios (to average net assets):
       Expenses##                                               4.26%                           8.62%+
       Net investment loss                                     (3.44)%                         (7.66)%+
  * For the period from the commencement of the Fund's investment operations, May 1, 1998, through
    September 30, 1998.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangement.
(+) Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 2.00% for the year ended September 30, 1999, and the period ended September 30, 1998.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
----------------------------------------------------------------------------------------------------
                                                          YEAR ENDED                   PERIOD ENDED
VERTEX U.S. ALL CAP FUND                          SEPTEMBER 30, 1999             SEPTEMBER 30, 1998*
----------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout
  each period):
Net asset value - beginning of period                         $ 8.61                          $10.00
                                                              ------                          ------
Income from investment operations# -
  Net investment loss(S)                                      $(0.14)                         $(0.06)
  Net realized and unrealized gain (loss) on
    investments and
    foreign currency                                            5.20                           (1.33)
                                                              ------                          ------
      Total from investment operations                        $ 5.06                          $(1.39)
                                                              ------                          ------
Net asset value - end of period                               $13.67                          $ 8.61
                                                              ======                          ======
Total return                                                   59.51%                         (13.90)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##(+)                                                 2.05%                           2.50%+
  Net investment loss                                          (1.09)%                         (1.51)%+
Portfolio turnover                                               751%                            928%
Net assets at end of period (000 omitted)                     $1,509                          $  306
(S) Subject to reimbursement by the Fund, Vertex has voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the Fund's operating expenses exclusive of management and distribution and service fees. In consideration, the Fund pays Vertex a fee not greater than 2.00%
    of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:
     Net investment loss                                      $(0.63)                         $(0.88)
     Ratios (to average net assets):
       Expenses##                                               5.87%                          21.86%+
       Net investment loss                                     (4.91)%                        (20.87)%+
  * For the period from the commencement of the Fund's investment operations, May 1, 1998, through
    September 30, 1998.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from certain expense offset arrangements.
(+) Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 2.02% and 2.00% for the year ended September 30, 1999, and the period ended September 30,
    1998, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS -- continued

Financial Highlights - continued
----------------------------------------------------------------------------------------------------
                                                          YEAR ENDED                   PERIOD ENDED
VERTEX CONTRARIAN FUND                            SEPTEMBER 30, 1999             SEPTEMBER 30, 1998*
----------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout
  each period):
Net asset value - beginning of period                         $ 9.58                          $10.00
                                                              ------                          ------
Income from investment operations# -
  Net investment income (loss)(S)                             $(0.37)                         $ 0.04
  Net realized and unrealized gain (loss) on
    investments and
    foreign currency                                           14.45                           (0.46)
                                                              ------                          ------
      Total from investment operations                        $14.08                          $(0.42)
                                                              ------                          ------
Less distributions declared to shareholders -
  From net investment income                                  $(0.02)                         $ --
  From net realized gain on investments and
    foreign currency transactions                              (0.20)                           --
                                                              ------                          ------
      Total distributions declared to
        shareholders                                          $(0.22)                         $ --
                                                              ------                          ------
Net asset value - end of period                               $23.44                          $ 9.58
                                                              ======                          ======
Total return                                                  149.05%(++)                      (4.20)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##(+)                                                 2.41%                           2.03%+
  Net investment income (loss)                                 (1.97)%                          0.91%+
Portfolio turnover                                             1,553%                            243%
Net assets at end of period (000 omitted)                     $4,263                          $  389
(S) Subject to reimbursement by the Fund, Vertex has voluntarily agreed, under a temporary expense reimbursement agreement, to pay all of the Fund's operating expenses exclusive of management and distribution and service fees. In consideration, the Fund pays Vertex a fee not greater than 2.00%
    of average daily net assets. In addition, the investment adviser and the distributor voluntarily waived their fees for the periods indicated. To the extent actual expenses were over this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:
     Net investment loss                                      $(1.01)                         $(0.64)
     Ratios (to average net assets):
       Expenses##                                               5.83%                          15.69%+
       Net investment loss                                     (5.39)%                        (12.78)%+
   * For the period from the commencement of the Fund's investment operations, May 1, 1998, through
     September 30, 1998.
   + Annualized.
  ++ Not annualized.
   # Per share data are based on average shares outstanding.
  ## Ratios do not reflect expense reductions from certain expense offset arrangements.
 (+) Excluding dividend expense on securities sold short, the ratio of expenses to average net assets was 2.02% and 2.03% for the year ended September 30, 1999, and the period ended September 30,
     1998, respectively.
(++) On September 30, 1999, the Fund had certain "as of" securities transactions which were recorded after year-end for book purposes but are presented as of year-end for financial statement presentation. These transactions reduced the Fund's total return from 155.74% to 149.05%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization
Vertex All Cap Fund, Vertex U.S. All Cap Fund, and Vertex Contrarian Fund, (each
Fund) are nondiversified series of MFS Series Trust XI (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Each Fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued by the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales - Each Fund may enter into short sales. A short sale transaction involves selling a security which the Fund does not own with the intent of purchasing it later at a lower price. The Fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Losses can exceed the proceeds from short sales and can be greater than losses from the actual purchase of a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, or interest the Fund may be required to pay in connection with a short sale. Whenever a Fund engages in short sales, its custodian segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend in an amount equal to the value of the security on such date.

Fees Paid Indirectly - Each Fund's custody fee is calculated as a percentage of each Fund's month end net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statements of Operations.

Tax Matters and Distributions - Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. During the year ended September 30, 1999, the following amounts were reclassified between accumulated net investment loss and accumulated undistributed net realized gain on investments and foreign currency transactions due to differences between book and tax accounting for currency transactions and net investment losses. These changes had no effect on the net assets or net asset values per share.

                                                                 VERTEX            VERTEX             VERTEX
                                                                ALL CAP      U.S. ALL CAP         CONTRARIAN
INCREASE (DECREASE)                                                FUND              FUND               FUND
------------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on
  investments and foreign currency transactions                $(36,600)         $(11,477)          $(47,045)
Accumulated net investment loss                                $ 36,600          $ 11,477           $ 47,045

(3) Transactions with Affiliates
Investment Adviser - Each Fund has an investment advisory agreement with Vertex Investment Management, Inc. (Vertex), a wholly owned subsidiary of Massachusetts Financial Services Company (MFS), to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 1.50% of each Fund's average daily net assets. Commencing May 1, 1999, each Fund pays the Adviser, at the end of each month, the fee of 1.50% of such Fund's average daily net assets (computed over the course of that month), adjusted upward or downward by 0.10% of such Fund's average daily net asssets (computed over the course of the Performance Period, defined below) for each full percentage point that the Fund's performance during the prior 12 months (the "Performance Period") exceeds or lags the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The maximum adjustment (up or down) for a Fund's fiscal year shall not exceed 1.50%, so that the minimum and maximum management fee paid by a Fund during any fiscal year will be 0.00% and 3.00%, respectively. The S&P 500 Index is a broad-based, popular, unmanaged index commonly used to measure common stock total return performance. It is composed of 500 widely held common stocks listed on the NYSE, AMEX, and OTC Market. The investment adviser has voluntarily agreed to waive its fee, which is shown as a reduction of expenses in the Statements of Operations.

Each Fund has a temporary expense reimbursement agreement whereby Vertex has voluntarily agreed to pay all of each Fund's operating expenses, exclusive of management, distribution, and service fees. Each Fund in turn will pay Vertex an expense reimbursement fee not greater than 2.00% of average daily net assets. To the extent that the expense reimbursement fee exceeds a Fund's actual expenses, the excess will be applied to amounts paid by Vertex in prior years.

At September 30, 1999, the aggregate unreimbursed expenses were as follows:

             VERTEX            VERTEX            VERTEX
            ALL CAP      U.S. ALL CAP        CONTRARIAN
               FUND              FUND              FUND
            -------------------------------------------
            $12,381           $37,790           $44,891

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of The Trust, all of whom receive remuneration for their services to The Trust from Vertex. Certain officers and Trustees of The Trust are officers or directors of Vertex, MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

Administrator - Each Fund has an administrative services agreement with MFS to provide each Fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each Fund pays MFS an administrative fee at the following annual percentages of the Fund's average daily net assets:

                First $1 billion                       0.0150%
                Next $1 billion                        0.0125%
                Next $1 billion                        0.0100%
                In excess of $3 billion                0.0000%

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, did not receive any sales charges on sales on Class A shares of each Fund for the year ended September 30, 1999.

The Trustees have adopted a distribution plan for Class A shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

Each Fund's distribution plan provides that each Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of each Fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of each Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of each Fund's average daily net assets attributable to Class A shares. Distribution and service fees under the Class A distribution plan are currently being waived.

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. There were no contingent deferred sales charges imposed on Class A shares of each Fund during the year ended September 30, 1999.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each Fund's average daily net assets at an annual rate of 0.10%. Prior to April 1, 1999, the fee was calculated as a percentage of each Fund's average daily net assets at an annual rate of 0.1125%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                                                                  VERTEX            VERTEX            VERTEX
                                                                 ALL CAP      U.S. ALL CAP        CONTRARIAN
                                                                    FUND              FUND              FUND
---------------------------------------------------------------------------------------------------------------------
Purchases
---------
Investments (non-U.S. government securities)                 $40,374,674        $9,060,055       $51,103,053
                                                             -----------        ----------       -----------
Sales
-----
Investments (non-U.S. government securities                  $37,756,985        $7,640,308       $47,480,188
                                                             -----------        ----------       -----------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

                                                                 VERTEX            VERTEX             VERTEX
                                                                ALL CAP      U.S. ALL CAP         CONTRARIAN
                                                                   FUND              FUND               FUND
------------------------------------------------------------------------------------------------------------
Aggregate cost                                               $ 5,357,097        $2,149,506       $ 5,368,300
                                                             -----------        ----------       -----------
Gross unrealized appreciation                                $ 1,195,102        $  112,964       $   652,015
Gross unrealized depreciation                                   (313,918)         (199,199)         (168,488)
                                                             -----------        ----------       -----------
    Net unrealized appreciation (depreciation)               $   881,184        $  (86,235)      $   483,527
                                                             ===========        ==========       ===========

(5) Shares of Beneficial Interest
Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Fund shares were as follows:

Class A Shares

                                                         YEAR ENDED SEPTEMBER 30, 1999
                                -----------------------------------------------------------------------------------
                                     VERTEX ALL CAP FUND    VERTEX U.S. ALL CAP FUND         VERTEX CONTRARIAN FUND
                                ------------------------   -------------------------       ------------------------
                                 SHARES           AMOUNT       SHARES         AMOUNT        SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
Shares sold                     182,815       $2,787,764       75,107       $904,333       163,296       $2,741,669
Shares issued to shareholders
  in reinvestment of
  distributions                   9,053          106,915         --             --           1,324           17,005
Shares reacquired               (63,819)        (905,932)        (269)        (3,235)      (23,405)        (441,345)
                                -------       ----------       ------       --------       -------       ----------
    Net increase                128,049       $1,988,747       74,838       $901,098       141,215       $2,317,329
                                =======       ==========       ======       ========       =======       ==========

Class A Shares
                                                        PERIOD ENDED SEPTEMBER 30, 1998*
                                -----------------------------------------------------------------------------------
                                     VERTEX ALL CAP FUND    VERTEX U.S. ALL CAP FUND         VERTEX CONTRARIAN FUND
                                ------------------------   -------------------------       ------------------------
                                 SHARES           AMOUNT       SHARES         AMOUNT        SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------------------
Shares sold                     102,107       $1,041,011       35,507       $352,608        70,657       $  725,305
Shares reacquired                   (38)            (382)        --             --         (30,000)        (312,302)
                                -------       ----------       ------       --------       -------       ----------
    Net increase                102,069       $1,040,629       35,507       $352,608        40,657       $  413,003
                                =======       ==========       ======       ========       =======       ==========

* For the period from the commencement of each Fund's investment operations, May 1, 1998, through September 30,
  1998.

(6) Line of Credit
Each Fund participates in a $6 million committed secured line of credit, provided by State Street Bank and Trust Company under a line of credit agreement. Each Fund may borrow up to 50% of its net assets to invest in portfolio securities or for liquidity or defensive purposes. Each loan is secured by assets of the Fund. Interest is charged to each Fund, based on its borrowings, at a rate equal to the Overnight Federal Funds Rate plus 0.45%. In addition, a commitment fee of 0.07% per annum is charged based on the daily unused portion of the committed line of credit and allocated among the participating funds at the end of each quarter. During the year ended September 30, 1999, the maximum and average amounts outstanding and the amounts outstanding at September 30, 1999, were as follows:

                                                                  VERTEX            VERTEX            VERTEX
                                                                 ALL CAP      U.S. ALL CAP        CONTRARIAN
                                                                    FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------
Maximum loan outstanding                                      $1,155,797          $757,325        $2,113,887
Average loan outstanding                                         162,391            42,619           752,267
Loan outstanding at September 30, 1999                           863,024           587,774         1,842,483

Interest expense and weighted average interest rate incurred on the borrowings for the year ended September 30, 1999, were as follows:

                                                                  VERTEX            VERTEX            VERTEX
                                                                 ALL CAP      U.S. ALL CAP        CONTRARIAN
                                                                    FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------
Interest expense                                                  $9,162            $2,426           $37,167
Weighted average interest rate                                     5.44%             5.46%             5.47%
Interest rate at September 30, 1999                              6.1375%           6.1375%           6.1375%

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees of MFS Series Trust XI and Shareholders of Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund:

We have audited the accompanying statements of assets and liabilities of Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund, including the schedules of portfolio investments, as of September 30, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the periods indicated herein, and the statement of cash flows for the Vertex Contrarian Fund for the year ended September 30, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of the securities owned at September 30, 1999, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Vertex All Cap Fund, Vertex U.S. All Cap Fund and Vertex Contrarian Fund at September 30, 1999, and the results of their operations, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

                                   /s/ Ernst & Young LLP

Boston, Massachusetts
November 9, 1999


                 --------------------------------------------
   This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

FEDERAL TAX INFORMATION

In January 2000, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 1999.

For the year ended September 30, 1999, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 16.84% for the Vertex Contrarian Fund.

                     MFS' YEAR 2000 READINESS DISCLOSURE

Vertex Investment Management(R) is a wholly owned subsidiary of MFS Investment Management(R). The steps MFS is taking to address the Year 2000 problem are being taken on behalf of Vertex Investment Management and the Vertex funds, as well as on behalf of MFS' other subsidiaries and their clients.

MFS as an investment adviser and on behalf of the MFS funds, is committed to the effective use of technology in managing our portfolio investments, delivering high-quality service to MFS fund shareholders, retirement plan participants, and MFS' institutional clients, and supporting the financial advisers who sell our products. With that in mind, we created a separately funded Year 2000 Program Management Office in 1996 comprised of a specialized staff reporting directly to MFS senior management.

The Year 2000 (Y2K) problem arises because calendar-year fields in computers and software applications traditionally have used two-digit codes so that, for example, the year 1998 is coded as "98," with the "19" being implied. In the year 2000, unless necessary corrections have been made, computer applications may assume "00" refers to 1900 rather than 2000, thus resulting in systems failures or miscalculations. To address this issue, our team of dedicated business and technology managers, working with outside experts, is taking steps to ascertain the Y2K readiness of MFS' internal systems and is working with our external systems vendors to determine whether they expect their systems to be ready.

MFS recognizes that fund shareholders and institutional clients also are concerned about whether the companies whose securities are held in their portfolios are addressing Y2K issues. As part of the MFS(R) Original Research(SM) process of evaluating portfolio investments, one of the many relevant factors that MFS' portfolio managers and research analysts may consider is a company's Y2K readiness. Each year, MFS' research analysts and portfolio managers conduct more than 1,000 on-site meetings with companies whose securities are, or may be, held in fund and client portfolios, and host an additional 1,500 meetings at MFS' headquarters. When assessing the Y2K readiness of these companies, MFS' research analysts and portfolio managers may rely upon discussions at these meetings as well as SEC disclosure documents and third-party reports.

Y2K readiness is an enormously complex, worldwide issue. No company or institution can guarantee that it will be unaffected by the Y2K issue. While MFS is taking significant steps to protect the integrity of its internal systems, there can be no assurance that these steps will be sufficient to avoid any adverse impact on MFS, shareholders of MFS funds, participants in retirement plans administered by MFS, or MFS' institutional clients.

If you have further questions regarding MFS' Year 2000 Readiness Program, please visit our Web site at www.mfs.com or contact the MFS Year 2000 Program Management Office by e-mail at y2k@mfs.com or by letter at 500 Boylston Street, Boston, MA 02116-3741.

VERTEX ALL CAP FUND(SM)

VERTEX U.S. ALL CAP FUND(SM)

VERTEX CONTRARIAN FUND(SM)





VERTEX INVESTMENT MANAGEMENT, INC.

500 BOYLSTON STREET
BOSTON, MA 02116-3741










(C)1999 Vertex Investment Management, Inc.
Vertex investment products are offered through MFS Fund Distributors, Inc.,
500 Boylston Street, Boston, MA 02116.                         VER-2-XI 11/99 1M